Stockholders’ Equity (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 22, 2025	Jun. 27, 2025	Nov. 02, 2022	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 17, 2025
Class of Stock [Line Items]
Common stock, shares authorized					1,000,000,000	1,000,000,000		1,000,000,000
Preferred stock, shares authorized					30,000,000	30,000,000		30,000,000
Preferred stock, shares authorized					$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from issuance of preferred stock					$ 8,332,551	$ 1,845,000
Stock issued for services, value					4,959,042	1,196,000
Stock issued for compensation, value					$ 1,638,637	$ 1,074,750
Common stock, shares par value					$ 0.0001	$ 0.0001
Debt Conversion, Converted Instrument, Amount					$ 11,450,455
Stock Issued During Period, Value, Issued for Services					$ 234,640	$ 787,249
Stock cancelled during period, value
Common stock, shares issued					18,522,315	6,140,264
Common stock, shares outstanding					18,522,315	6,140,264
Share-based compensation expense					$ 19,140,175	$ 3,057,999
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					2,806,091	270,010
Warrant exercise price					$ 3.66	$ 0.50	$ 0
APIC adjusted for warrants, value					$ 8,649,503	$ 546,863
Warrant intrinsic value					12,846,759
Restricted Stock Award [Member]
Class of Stock [Line Items]
Share-based compensation expense					331,120
Unrecognized compensation cost					3,166,850
Restricted Stock Award [Member] | Chief Operating Officer [Member]
Class of Stock [Line Items]
Restricted stock issued during period, shares		150,000
Restricted stock issued during period, value		$ 1,799,970
Restricted Stock Award [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted stock issued during period, shares	300,000
Restricted stock issued during period, value	$ 1,698,000
Management Compensation P S U [Member]
Class of Stock [Line Items]
Share-based compensation expense					5,809,402
Stock grant, fair value					8,417,000
Unrecognized compensation expense					$ 2,607,598
Unrecognized compensation expense, peroid					4 months 17 days
PSU's outstanding					0
Management Compensation P S U [Member] | Chief Operating Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					1,740,000
Management Compensation P S U [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					1,580,000
Management Compensation P S U [Member] | Former C E O And Current Chairman [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					1,932,000
Management Compensation P S U [Member] | Director [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					3,165,000
Two Independent Board Members [Member]
Class of Stock [Line Items]
Stock issued for services, shares			83,334
Stock Issued During Period, Value, Issued for Services			$ 180,000
Financial Advisory Services [Member] | Underwriter [Member]
Class of Stock [Line Items]
Warrants issued, shares					666,668
Warrant exercise price					$ 0.06
APIC adjusted for warrants, value					$ 6,167,334
Sept And Oct 2025 Pipe Agreement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares					153,724
Warrant exercise price					$ 5.40
Feb 2025 Convertible Notes [Member]
Class of Stock [Line Items]
Warrants issued, shares					848,963
Warrant exercise price					$ 3.00
APIC adjusted for warrants, value					$ 2,482,169
Feb 2025 Convertible Notes [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants issued, shares					111,898
Warrant exercise price					$ 2.64
Dec 2024 Convertible Notes [Member]
Class of Stock [Line Items]
Warrants issued, shares					270,010
Warrant exercise price					$ 3.00
APIC adjusted for warrants, value					$ 546,863
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000,000
Preferred stock, shares authorized								$ 0.0001
Preferred stock, shares issued					1,666,667	1,666,667
Preferred stock, shares outstanding					1,666,667	1,666,667
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000,000
Series C Preferred Stock [Member] | Securities Purchase Agreements [Member]
Class of Stock [Line Items]
Stock issued new, shares				420,943
Series C Preferred Stock [Member] | Sept 2025 Pipe Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares				420,943
Proceeds from issuance of preferred stock				$ 5,400,000
Series C Preferred Stock [Member] | Oct 2025 Pipe Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares				193,968
Proceeds from issuance of preferred stock				$ 2,700,000
Sept 2025 Pipe Warrants [Member] | Sept 2025 Pipe Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares				701,563
Sept 2025 Placement Agent Warrants [Member] | Sept 2025 Pipe Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares				105,233
Oct 2025 Pipe Warrants [Member] | Oct 2025 Pipe Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares				323,276
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, shares authorized					$ 0.0001	$ 0.0001
Preferred stock, shares issued					807,668	3,001,969
Preferred stock, shares outstanding					807,668	3,001,969
Stock issued new, shares					355,257	728,470
Stock issued for services, shares					241,507	123,333
Stock issued for services, value					$ 4,959,042	$ 1,196,000
Stock issued for compensation, shares					86,250
Stock issued for compensation, value					$ 1,638,629
Series C Convertible Preferred Stock [Member] | Series C Convertible Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted					3,164,469
Series C Convertible Preferred Stock [Member] | Subscriptions [Member]
Class of Stock [Line Items]
Stock issued new, shares					27,500	421,805
Proceeds from issuance of preferred stock					$ 260,000
Stock issued new, value						$ 1,845,000
Series C Convertible Preferred Stock [Member] | Stock Payable [Member]
Class of Stock [Line Items]
Stock issued new, shares						183,332
Stock issued new, value						$ 500,000
Series C Convertible Preferred Stock [Member] | Subscriptions [Member]
Class of Stock [Line Items]
Stock issued new, shares						183,332
Proceeds from Issuance of Convertible Preferred Stock							$ 500,000
Stock to be issued, shares							183,332
Series C Convertible Preferred Stock [Member] | Sept And Oct 2025 Pipe Agreement [Member]
Class of Stock [Line Items]
Warrants issued, shares					1,024,838
Warrant exercise price					$ 6.00
APIC adjusted for warrants, value					$ 2,644,636
Common Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares					12,382,051	716,033
Stock issued for services, shares					37,667	166,667
Stock issued for compensation, shares						208,333
Stock issued for compensation, value						$ 1,074,750
Stock Issued During Period, Value, Issued for Services					$ 234,640	$ 787,249
Stock Issued During Period, Shares, Reverse Stock Splits					359
Stock cancelled during period						10,833,334
Common Stock [Member] | Two Directors [Member]
Class of Stock [Line Items]
Stock issued new, shares						83,334
Common Stock [Member] | Former President [Member]
Class of Stock [Line Items]
Stock cancelled during period						10,833,334
Stock cancelled during period, value						$ 6,500
Common Stock [Member] | Debt Converted Into Common Stock [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					1,630,354	257,699
Debt Conversion, Converted Instrument, Amount					$ 11,450,455	$ 1,112,355
Common Stock [Member] | Series C Convertible Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued					10,548,252
Common Stock [Member] | Series C Convertible Preferred Stock Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued					10,548,252
Common Stock [Member] | Cashless Exercise Of Warrants [Member]
Class of Stock [Line Items]
Stock issued for cashless exercise of warrants					165,419
Placement Agent Warrants [Member] | Sept And Oct 2025 Pipe Agreement [Member]
Class of Stock [Line Items]
APIC adjusted for warrants, value					$ 950,749